Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 34,396	$ 41,625
Short-term investments	2,872	30,743
Advances to suppliers	492	1,735
Prepaid expenses and other current assets	763	1,020
Total current assets	38,523	75,123
Noncurrent assets:
Property and equipment, net	1,868	1,422
Operating lease right-of-use assets	5,484	1,984
Other noncurrent assets	347	3,119
Total noncurrent assets	7,699	6,525
Total assets	46,222	81,648
Current liabilities:
Accounts payable	1,081	1,656
Accrued expenses	2,470	3,858
Current portion of operating lease liabilities	966	538
Deferred revenue	1,351	1,369
Long-term loans, current portion	0	1,569
Other current liabilities	1,484	6,165
Total current liabilities	7,352	15,155
Noncurrent liabilities:
Operating lease liabilities	3,995	1,468
Deferred revenue	34,221	37,939
Other noncurrent liabilities	3,661	709
Total noncurrent liabilities	41,877	40,116
Total liabilities	49,229	55,271
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	11,074	5,454
Equity (deficit)
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 38,927,563 and 38,999,597 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	4	4
Additional paid-in capital	368,857	369,200
Accumulated deficit	(375,276)	(341,997)
Accumulated other comprehensive (loss) income	436	(523)
Total BeyondSpring Inc.’s shareholders’ equity (deficit)	(5,979)	26,684
Noncontrolling interests	(8,102)	(5,761)
Total equity (deficit)	(14,081)	20,923
Total liabilities, mezzanine equity and equity	$ 46,222	$ 81,648